Schedule of Stockholders' Equity Note, Warrants or Rights, Valuation Assumptions (Details)	12 Months Ended
Mar. 31, 2016 USD ($) yr
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 1	$ 0.78
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 2	$ 1.62
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 3 | yr	2.65
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 4	83.86%
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 5	0.83%
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 6	0.00%